DEBT AND CREDIT FACILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 4,100
Committed lines of credit, remaining borrowing capacity	3,200
Weighted average interest rate on total short-term debt outstanding	0.72%	0.93%
Line Of Credit Facility, Sempra Energy [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,067
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, actual ratio of indebtedness to total capitalization	54.70%
Committed lines of credit, capacity for issuance of letters of credit	635
Committed lines of credit, letters of credit outstanding	54
Line Of Credit Facility, Sempra Global [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	2,189
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Outstanding commercial paper supported by committed lines of credit	825
Line Of Credit Facility, S D G E [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	658
Committed lines of credit, actual ratio of indebtedness to total capitalization	48.00%
Committed lines of credit, remaining borrowing capacity	658
Line Of Credit Facility, So Cal Gas [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	658
Committed lines of credit, actual ratio of indebtedness to total capitalization	38.70%
Committed lines of credit, remaining borrowing capacity	658
Line Of Credit Facility, California Utilities Combined [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	877
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, capacity for issuance of letters of credit	$ 200